Quarterly Report
March 31, 2019
MFS®  Global Real Estate Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Airlines – 1.6%
Shurgard Self Storage SA (a)	78,274	$2,584,507
Business Services – 2.4%
Equinix, Inc., REIT	8,800	$3,987,808
Construction – 10.0%
American Homes 4 Rent, “A”, REIT	146,776	$3,334,751
AvalonBay Communities, Inc., REIT	26,455	5,310,312
Daito Trust Construction Co. Ltd.	16,000	2,227,556
Mid-America Apartment Communities, Inc., REIT	48,776	5,332,680
Toll Brothers, Inc.	12,066	436,789
		$16,642,088
Real Estate – 84.3%
Advance Residence Investment Corp., REIT	1,163	$3,237,260
Alexandria Real Estate Equities, Inc., REIT	34,765	4,956,098
Ascendas India Trust, REIT	3,009,000	2,642,103
Atrium European Real Estate Ltd.	203,159	758,886
Big Yellow Group PLC, REIT	188,035	2,428,244
Boardwalk REIT	138,108	4,214,498
Boston Properties, Inc., REIT	29,425	3,939,419
Brixmor Property Group Inc., REIT	233,113	4,282,286
Central Pattana PLC, “A”	165,200	381,311
Corporate Office Properties Trust, REIT	37,369	1,020,174
Daiwa House Industry Co. Ltd.	39,900	1,266,878
Derwent London PLC, REIT	38,789	1,628,283
Entra ASA	162,338	2,450,612
Equity Lifestyle Properties, Inc., REIT	31,517	3,602,393
Farmland Partners, Inc., REIT	44,413	284,243
Fortune REIT	1,921,000	2,530,352
Goodman Group, REIT	413,077	3,915,625
Grainger PLC	508,484	1,566,942
Grand City Properties S.A.	105,142	2,535,776
Hang Lung Properties Ltd.	1,802,944	4,400,589
Industrial Logistics Properties Trust, REIT	75,630	1,525,457
Japan Logistics Fund, Inc., REIT	1,375	2,914,261
Kenedix Office Investment Corp., REIT	516	3,580,294
LEG Immobilien AG	21,512	2,641,148
Link REIT	560,264	6,551,919
LondonMetric Property PLC, REIT	700,686	1,822,479
Mapletree Logistics Trust, REIT	2,817,923	3,035,726
Medical Properties Trust, Inc., REIT	215,533	3,989,516
National Storage, REIT	2,713,186	3,400,267
Prologis Property Mexico S.A. de C.V., REIT	939,184	1,809,636
Prologis, Inc., REIT	77,706	5,590,947
Public Storage, Inc., REIT	34,456	7,503,828
Rexford Industrial Realty, Inc., REIT	52,236	1,870,571
RPT Realty, REIT	123,809	1,486,946
Shaftesbury PLC, REIT	218,115	2,499,937
Simon Property Group, Inc., REIT	35,001	6,377,532
STAG Industrial, Inc., REIT	97,703	2,896,894
STORE Capital Corp., REIT	130,664	4,377,244
Sun Communities, Inc., REIT	30,665	3,634,416
Unibail-Rodamco-Westfield, REIT	29,174	4,782,569
Unite Group PLC, REIT	73,387	876,973
Urban Edge Properties, REIT	170,847	3,246,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
VICI Properties, Inc., REIT	108,386	$2,371,486
W.P. Carey, Inc., REIT	30,853	2,416,715
Warehouses De Pauw S.C.A.	15,459	2,479,783
Welltower, Inc., REIT	61,771	4,793,430
		$140,518,039
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	11,105	$2,188,351
Total Common Stocks		$165,920,793
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.48% (v)	3,282	$3,282

Other Assets, Less Liabilities – 0.4%		681,142
Net Assets – 100.0%		$166,605,217
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,282 and $165,920,793, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$90,756,379	$—	$—	$90,756,379
Hong Kong	13,482,861	—	—	13,482,861
Japan	13,226,248	—	—	13,226,248
United Kingdom	10,822,858	—	—	10,822,858
Australia	7,315,892	—	—	7,315,892
Singapore	5,677,829	—	—	5,677,829
Germany	5,176,924	—	—	5,176,924
Belgium	5,064,290	—	—	5,064,290
France	4,782,569	—	—	4,782,569
Other Countries	9,233,632	381,311	—	9,614,943
Mutual Funds	3,282	—	—	3,282
Total	$165,542,764	$381,311	$—	$165,924,075
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,741,508	6,271,555	(11,009,781)	3,282
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$341	$—	$—	$11,183	$3,282

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	54.9%
Hong Kong	8.1%
Japan	7.9%
United Kingdom	6.5%
Australia	4.4%
Singapore	3.4%
Germany	3.1%
Belgium	3.0%
France	2.9%
Other Countries	5.8%
4